Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of transfer of goods and services over time and at a point in time
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

							2022

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total

Courseware

Products transferred at a point in time	64	–	110	2	302	148	626

Products and services transferred over time	21	–	25	–	588	6	640

	85	–	135	2	890	154	1,266

Assessments

Products transferred at a point in time	169	–	5	14	–	–	188

Products and services transferred over time	1,190	–	138	142	–	–	1,470

	1,359	–	143	156	–	–	1,658

Services

Products transferred at a point in time	–	–	29	–	–	–	29

Products and services transferred over time	–	820	14	46	8	–	888

	–	820	43	46	8	–	917

Total	1,444	820	321	204	898	154	3,841

							2021

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total

Courseware

Products transferred at a point in time	62	–	109	–	283	180	634

Products and services transferred over time	30	–	26	–	558	17	631

	92	–	135	–	841	197	1,265

Assessments

Products transferred at a point in time	173	–	6	16	–	–	195

Products and services transferred over time	973	–	72	119	–	–	1,164

	1,146	–	78	135	–	–	1,359

Services

Products transferred at a point in time	–	–	22	–	–	14	36

Products and services transferred over time	–	713	3	37	8	7	768

	–	713	25	37	8	21	804

Total	1,238	713	238	172	849	218	3,428

							2020

All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total

Courseware

Products transferred at a point in time	66	–	106	–	313	185	670

Products and services transferred over time	27	–	24	–	630	15	696

	93	–	130	–	943	200	1,366

Assessments

Products transferred at a point in time	138	–	3	7	–	–	148

Products and services transferred over time	887	–	61	123	–	–	1,071

	1,025	–	64	130	–	–	1,219

Services

Products transferred at a point in time	–	–	22	–	–	22	44

Products and services transferred over time	–	692	2	33	13	28	768

	–	692	24	33	13	50	812

Total	1,118	692	218	163	956	250	3,397

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

							2022

All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2023	2024	2025 and later

Courseware

Products transferred at a point in time	626	1	–	1	1	–	–

Products and services transferred over time	640	95	–	95	56	14	25

Assessments

Products transferred at a point in time	188	–	–	–	–	–	–

Products and services transferred over time	1,470	262	472	734	524	206	4

Services

Products transferred at a point in time	29	–	–	–	–	–	–

Products and services transferred over time – subscriptions	351	20	7	27	27	–	–

Products and services transferred over time – other ongoing performance obligations	537	22	225	247	247	–	–

Total	3,841	400	704	1,104	855	220	29

							2021

All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2022	2023	2024 and later

Courseware

Products transferred at a point in time	634	1	–	1	1	–	–

Products and services transferred over time	631	93	–	93	60	11	22

Assessments

Products transferred at a point in time	195	–	–	–	–	–	–

Products and services transferred over time	1,164	255	442	697	503	191	3

Services

Products transferred at a point in time	36	–	–	–	–	–	–

Products and services transferred over time – subscriptions	290	13	10	23	23	–	–

Products and services transferred over time – other ongoing performance obligations	478	24	220	244	244	–	–

Total	3,428	386	672	1,058	831	202	25

							2020

All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2021	2022	2023 and later

Courseware

Products transferred at a point in time	670	–	–	–	–	–	–

Products and services transferred over time	696	105	14	119	84	14	21

Assessments

Products transferred at a point in time	148	1	–	1	1	–	–

Products and services transferred over time	1,071	217	413	630	426	203	1

Services

Products transferred at a point in time	44	–	–	–	–	–	–

Products and services transferred over time – subscriptions	323	18	10	28	27	1	–

Products and services transferred over time – other ongoing performance obligations	445	18	195	213	213	–	–

Total	3,397	359	632	991	751	218	22